Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Treasury Stocks
Balance, shares at Dec. 31, 2023		5,724,151	15
Balance, amount at Dec. 31, 2023	$ 89,028,814	$ 14,310,378	$ 1,500,000	$ 37,574,578	$ 54,198,230	$ (15,931,595)	$ (2,622,777)
Net income	12,764,450				12,764,450
Other comprehensive income	154,774					154,774
Total comprehensive income	12,919,224
Cash dividends declared - common stock	(5,213,595)				(5,213,595)
Cash dividends declared - preferred stock	(125,625)				(125,625)
Issuance of common stock, shares		84,884
Issuance of common stock, amount	1,439,387	$ 212,210		1,227,177
Balance, shares at Dec. 31, 2024		5,809,035	15
Balance, amount at Dec. 31, 2024	98,048,205	$ 14,522,588	$ 1,500,000	38,801,755	61,623,460	(15,776,821)	(2,622,777)
Net income	16,967,981				16,967,981
Other comprehensive income	6,165,684					6,165,684
Total comprehensive income	23,133,665
Cash dividends declared - common stock	(5,472,942)				(5,472,942)
Cash dividends declared - preferred stock	(96,591)				(96,591)
Issuance of common stock, shares		73,231
Issuance of common stock, amount	1,457,883	$ 183,077		1,274,806
Shares purchased through stock buyback plan	(1,883,242)						(1,883,242)
Redemption of preferred stock, shares			(15)
Redemption of preferred stock, amount	(1,500,000)		$ (1,500,000)
Balance, shares at Dec. 31, 2025		5,882,266	0
Balance, amount at Dec. 31, 2025	$ 113,686,978	$ 14,705,665	$ 0	$ 40,076,561	$ 73,021,908	$ 9,611,137	$ 4,506,019